Borrowings (Details) - Schedule of borrowings consist - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Borrowings Consist Abstract
7% Senior secured promissory note	$ 1,000,000
Loan from directors	36,851	1,454,827
Loan from a related party	1,304	1,304
Total	$ 1,038,155	$ 1,456,131